Income Tax - Schedule of Valuation Allowance of Deferred Tax Asset (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Valuation Allowance of Deferred Tax Asset [Line Items]
Balance at beginning of the year	$ 17,604,415	$ 10,497,506	$ 8,430,810
Additions of valuation allowance	(368,665)	7,451,427	2,825,896
Foreign currency translation adjustments	226,329	(344,518)	(759,200)
Balance at end of the year	$ 17,462,079	$ 17,604,415	$ 10,497,506